DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	543,298,396	758,887,889
Term deposits	134,178,095	114,178,095
Restricted cash	376,157	—
Short-term investments	—	20,126,575
Accounts receivable, net	117,003,716	19,181,215
Inventories	582,024,734	524,264,388
Prepayments and other current assets	234,385,266	304,440,726
Amounts due from inter-companies	213,867,617	317,093,486

Total current assets	1,825,133,981	2,058,172,374

Property, plant and equipment, net	318,530,570	418,500,969
Intangible assets, net	887,955	673,040
Operating lease right-of-use assets	71,223,350	70,360,147
Deferred income tax assets	31,752,254	56,203,598
Other non-current assets	19,309,049	32,696,276

Total assets	2,266,837,159	2,636,606,404

Short-term bank borrowings	200,000,000	240,000,000
Notes payable	294,348,768	394,285,714
Accounts payable	856,557,922	670,748,944
Income taxes payable	909,115	933,612
Advances from customers	32,623,364	174,904,222
Deferred revenue—current	50,247,103	75,148,049
Accrued expenses and other current liabilities	192,470,955	382,533,451
Amounts due to inter-companies	492,542,370	506,661,309

Total current liabilities	2,119,699,597	2,445,215,301

Deferred revenue—non-current	16,886,859	23,316,175
Deferred income tax liabilities	3,269,464	2,057,892
Operating lease liabilities—non-current	89,990	976,934
Other non-current liabilities	9,697,841	12,941,916

Total liabilities	2,149,643,751	2,484,508,218

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	2,645,570,002	3,395,510,431	4,328,389,653
Net (loss) income	(236,441,380)	(129,349,151)	8,138,514
Net cash provided by operating activities	93,727,586	51,395,662	343,484,736
Net cash provided by (used in) investing activities	82,502,334	(231,450,112)	(172,347,587)
Net cash (used in) provided by financing activities	(60,000,000)	100,000,000	40,000,000
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	4,599,207	3,099,468	4,076,187
Net increase (decrease) in cash, cash equivalents and restricted cash	120,829,127	(76,954,982)	215,213,336
Cash, cash equivalents and restricted cash at the beginning of the year	499,800,408	620,629,535	543,674,553
Cash, cash equivalents and restricted cash at the end of the year	620,629,535	543,674,553	758,887,889